DEPOSITS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 6 – DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	September 30, 2024	September 30, 2023

Deposits	$51,623	$51,193
Other current assets, net	-	2,419
Less: allowance for expected credit loss	(540)	(56)
	$51,083	$53,556

The movement of allowances for expected credit loss is as follow:

	September 30, 2024	September 30, 2023

Balance at beginning of the year	$56	$47
Provision	484	9
Ending balance	$540	$56

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)